Summary of Significant Accounting Policies (Details 3)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Period Ended [Member]
Foreign Currency Exchange Rate, Translation	7.75	7.75	7.75
Average Annual [Member]
Foreign Currency Exchange Rate, Translation	7.75	7.76	7.76